CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flow from operating activities
Net income (loss)	$ 1,632	¥ 11,363	$ (1,632)	¥ (22,172)	¥ (46,003)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
- Loss on Long-term assets impairment	0	0		0	0
- Depreciation of property, plant and equipment	5,954	41,451		44,509	42,877
- Amortization of intangible assets	77	534		534	528
- Deferred income taxes (benefit)	334	2,325		3,617	808
- Bad debt (recovery) expense	(146)	(1,014)		(620)	(746)
- Inventory provision	214	1,489		0	1,340
Changes in operating assets and liabilities
- Investment income recorded on Fuwei Holdings' book	0	0		0	0
- Accounts and bills receivable	(477)	(3,319)		(1,884)	10,075
- Inventories	(57)	(399)		(96)	(766)
- Advance to suppliers	(84)	(583)		(1,796)	2,145
- Prepaid expenses and other current assets	1	10		161	75
- Accounts payable	(174)	(1,217)		3,278	(3,110)
- Accrued expenses and other payables	(43)	(302)		(850)	128
- Advance from customers	480	3,344		(117)	(1,533)
- Tax payable	98	684		817	5,009
Net cash provided by (used in) operating activities	7,809	54,366		25,381	10,827
Cash flow from investing activities
Purchases of property, plant and equipment	(1,857)	(12,925)		(4,619)	(3,282)
Advanced to suppliers - non current	0	0		28	291
Amount change in construction in progress	53	366		0	65
Deposit for purchase	0	0		0	0
Net cash used in (provided by) investing activities	(1,804)	(12,559)		(4,591)	(2,926)
Cash flow from financing activities
Principal payments of bank loans	0	0		0	(3,300)
Proceeds from short-term bank loans	7	50		14,950	(10,000)
Proceeds from related party	662	4,606		(36,382)	19,327
Payment of capital lease obligation	0	0		0	0
Change in notes payable	(1,005)	(7,000)		(19,900)	(32,988)
Net cash provided by (used in) financing activities	(336)	(2,344)		(41,332)	(26,961)
Effect of foreign exchange rate changes	(85)	0		(2,014)	1,760
Net increase (decrease) in cash and cash equivalent, restricted cash	5,584	39,463		(22,556)	(17,300)
Cash and cash equivalent,and restricted cash
At beginning of period/year	6,823	46,908		69,464	86,764
At end of period/year	12,407	86,371	$ 6,823	46,908	69,464
SUPPLEMENTARY DISCLOSURE:
Interest paid	1,277	8,892		9,766	9,453
Income tax paid	0	0		0	0
SUPPLEMENTARY SCHEDULE OF NONCASH INVESTING AND FINANCIAL ACTIVITIES:
Account payable for plant and equipment:	145	1,010		1,010	1,374
Obligations for acquired equipment under capital lease:	$ 0	¥ 0		¥ 0	¥ 0